DEFINED CONTRIBUTION 401(k) PLAN - Summary of employee defined contribution (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Description of the plan	Eligible employees contribute to the 401(k) plan. Employees become eligible after attaining age 19 and after 6 months of employment with the Company. An employee may become a participant of the 401(k) plan on the first day of the month following the completion of the eligibility requirements. Effective January 1, 2007 the Company implemented an elective contribution to the plan of 25% of the employee's contribution up to 4% of the employee's compensation. The contributions are subject to a vesting schedule and become fully vested after one year of service, retirement, death or disability, whichever occurs first.		Eligible employees contribute to the 401(k) plan. Employees become eligible after attaining age 19 and after 3 months of employment with the Company. The employee may become a participant of the 401(k) plan on the first day of the month following the completion of the eligibility requirements. Effective January 1, 2007 the Company implemented an elective contribution to the plan of 25% of the employee's contribution up to 4% of the employee's compensation (the "Contribution"). The Contributions are subject to a vesting schedule and become fully vested after one year of service, retirement, death or disability, whichever occurs first.
Minimum age for eligibility	19 years		19 years
Minimum term vested in employment	6 months		3 months
Elective contribution to the plan	25.00%		25.00%
Employee's matching contribution to the plan by the employer	4.00%		4.00%
Employer contribution to the plan	$ 21,215	$ 23,688	$ 79,080	$ 82,462